Investment Securities (Tables)	12 Months Ended
Dec. 31, 2019
Amortized cost and estimated fair value by type of investment security

The amortized cost and estimated fair value by type of investment security at December 31, 2019 are as follows:

	Held to Maturity
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated	Carrying
	cost	gains	losses	fair value	value
	(Dollars in Thousands)
Other securities	$2,400	$—	$—	$2,400	$2,400
Total investment securities	$2,400	$—	$—	$2,400	$2,400

	Available for Sale Debt Securities
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated	Carrying
	cost	gains	losses	fair value	value(1)
	(Dollars in Thousands)
Residential mortgage-backed securities	$3,285,623	$16,534	$(16,609)	$3,285,548	$3,285,548
Obligations of states and political subdivisions	90,447	2,933	(5)	93,375	93,375
Total investment securities	$3,376,070	$19,467	$(16,614)	$3,378,923	$3,378,923
Included in the carrying value of residential mortgage- backed securities are $571,247 of mortgage-backed securities issued by Ginnie Mae and $2,714,301 of mortgage-backed securities issued by Fannie Mae and Freddie Mac

The amortized cost and estimated fair value by type of investment security at December 31, 2018 are as follows:

	Held to Maturity
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated	Carrying
	cost	gains	losses	fair value	value
	(Dollars in Thousands)
Other securities	$1,200	$—	$—	$1,200	$1,200
Total investment securities	$1,200	$—	$—	$1,200	$1,200

	Available for Sale
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair	Carrying
	cost	gains	losses	value	value(1)
	(Dollars in Thousands)
Residential mortgage-backed securities	$3,295,366	$6,813	$(79,169)	$3,223,010	$3,223,010
Obligations of states and political subdivisions	185,799	2,646	(105)	188,340	188,340
Total investment securities	$3,481,165	$9,459	$(79,274)	$3,411,350	$3,411,350
Included in the carrying value of residential mortgage- backed securities are $501,293 of mortgage-backed securities issued by Ginnie Mae, $2,721,717 of mortgage-backed securities issued by Fannie Mae and Freddie Mac
Amortized cost and fair value of investment securities, by contractual maturity

	Held to Maturity		Available for Sale
	Amortized	Estimated	Amortized	Estimated
	Cost	fair value	Cost	fair value
	(Dollars in Thousands)
Due in one year or less	$1,075	$1,075	$—	$—
Due after one year through five years	1,325	1,325	—	—
Due after five years through ten years	—	—	2,241	2,249
Due after ten years	—	—	88,206	91,126
Residential mortgage-backed securities	—	—	3,285,623	3,285,548
Total investment securities	$2,400	$2,400	$3,376,070	$3,378,923

Gross unrealized losses on investment securities and the related fair value

Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2019 were as follows:

	Less than 12 months		12 months or more		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
	(Dollars in Thousands)
Available for sale:
Residential mortgage-backed securities	$523,031	$(2,269)	$1,448,109	$(14,340)	$1,971,140	$(16,609)
Obligations of states and political subdivisions	766	(5)	—	—	766	(5)
	$523,797	$(2,274)	$1,448,109	$(14,340)	$1,971,906	$(16,614)

Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous loss position, at December 31, 2018 were as follows:

	Less than 12 months		12 months or more		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
	(Dollars in Thousands)
Available for sale:
Residential mortgage-backed securities	$208,384	$(2,124)	$2,537,181	$(77,045)	$2,745,565	$(79,169)
Obligations of states and political subdivisions	12,756	(99)	512	(6)	13,268	(105)
	$221,140	$(2,223)	$2,537,693	$(77,051)	$2,758,833	$(79,274)

Summary of unrealized and realized gains and losses recognized in net income on equity securities

Year Ended
December 31, 2019
(Dollars in Thousands)

Net gains recognized during the period on equity securities	$158
Less: Net gains and (losses) recognized during the period on equity securities sold during the period	—

Unrealized gains recognized during the reporting period on equity securities still held at the reporting date	$158

Year Ended
December 31, 2018
(Dollars in Thousands)

Net losses recognized during the period on equity securities	$(388)
Less: Net gains and (losses) recognized during the period on equity securities sold during the period	—

Unrealized losses recognized during the reporting period on equity securities still held at the reporting date	$(388)